Note 19 - Contingencies	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
19.	Contingencies

In the normal course of operations, the Company is subject to routine claims and litigation incidental to its business. Litigation currently pending or threatened against the Company includes disputes with former employees and commercial liability claims related to services provided by the Company. The Company believes resolution of such proceedings, combined with amounts set aside, will not have a material impact on the Company’s financial condition or the results of operations.